Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities
Profit for the year		$ 1,662,132		$ 1,022,927		$ 706,929
Adjustments for:
Depreciation and amortization		589,299		474,299		406,890
Income tax accruals less payments		(154,366)		(273,443)		182,332
Equity in earnings of non-consolidated companies		(102,772)		(68,115)		(14,624)
Interest accruals less payments		(13,014)		19,484		12,699
Changes in provisions		(7,659)		2,783		1,678
Changes in working capital	[1]	(228,577)		(864,970)		(162,373)
Net foreign exchange results and others		(5,778)		70,894		(33,936)
Net cash provided by operating activities		1,739,265		383,859		1,099,595
Cash flows from investing activities
Capital expenditures		(520,250)		(409,402)		(435,460)
Loans to non-consolidated companies		(24,480)		(23,904)		(92,496)
Decrease in other investments		86,857		14,986		86,340
Proceeds from the sale of property, plant and equipment		861		1,124		1,212
Dividends received from non-consolidated companies		0		65		183
Acquisition of business, Purchase consideration		0		(1,890,989)		0
Acquisition of business, Cash acquired		0		278,162		0
Investment in non-consolidated companies		0		0		(114,449)
Net cash used in investing activities		(457,012)		(2,029,958)		(554,670)
Cash flows from financing activities
Dividends paid in cash to company’s shareholders		(215,938)		(196,308)		(176,677)
Dividends paid in cash to non-controlling interests		(20,940)		(30,573)		(50,829)
Finance Lease payments		(7,565)		(4,157)		0
Proceeds from borrowings		1,188,731		3,239,121		910,577
Repayments of borrowings		(2,266,560)		(1,205,827)		(1,191,770)
Net cash (used in) provided by financing activities		(1,322,272)		1,802,256		(508,699)
Increase (Decrease) in cash and cash equivalents		(40,019)		156,157		36,226
Movement in cash and cash equivalents
Beginning of period		337,779	[2]	183,463	[2]	151,491
Effect of exchange rate changes		(47,219)		(1,841)		(4,254)
Increase (Decrease) in cash and cash equivalents		(40,019)		156,157		36,226
End of period	[2]	250,541		337,779		183,463
Non- Cash transactions:
Acquisition of PP&E under lease contract agreements		0		77,035		0
Non-cash items impacting working capital		(216,600)		(70,000)		(73,800)
Restricted cash		2,216		50		83
Other deposits with maturity of more than three months		$ 51,472		$ 135,864		$ 150,851

[1]	The working capital is impacted by non-cash movement of $(216.6) million as of December 31, 2018 $(70.0) million and $(73.8) million as of December 31, 2017 and 2016, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.
[2]	It includes restricted cash of $2,216, $50 and $83 as of December 31, 2018, 2017 and 2016, respectively. In addition, the Company had other investments with a maturity of more than three months for $51,472, $135,864 and $150,851 as of December 31, 2018, 2017 and 2016, respectively.